Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)				3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 23, 2023	Mar. 22, 2023	Nov. 01, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 28, 2022
Summary Of Significant Accounting Policies [Line Items]
Maximum maturity period of investments held in trust account						185 days	185 days
Cash equivalents				$ 0	$ 0	$ 0	$ 0
Investments held in Trust Account				26,071,412	233,452,747	25,517,987	233,452,747
Re-measurement of carrying value to redemption value				553,425	25,994,420	2,129,761
Expenses payable on dissolution				100,000		100,000
Deferred offering costs				14,532
Unrecognized tax benefits				0	0	0	0
Accrued for interest and penalties				0	$ 0	0	$ 0
Federal depository insurance coverage				$ 250,000		$ 250,000
Public Warrants and Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share, amount				21,550,000		21,550,000
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 13,507,794
Cash underwriting fees			4,600,000
Deferred underwriting fees			8,050,000
Other offering costs			857,794
Offering costs, reduction of temporary equity			12,907,420
Offering costs, reduction of permanent equity			$ 600,374
Deferred underwriting discount	$ 5,635,000	$ 8,050,000
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption	2,457,892			2,457,892	23,000,000	2,457,892	23,000,000
Class A Ordinary Shares | Shares Subject to Possible Redemption
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption				23,000,000		23,000,000		20,542,108
Redemption price per share				$ 10.15				$ 10.23
Re-measurement of carrying value to redemption value				$ 553,425		$ 2,129,761